Share-based payments	12 Months Ended
Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payments
43 Share-based payments
Rio Tinto plc and Rio Tinto Limited have a number of share-based incentive plans, which are described in detail in the Remuneration report. These plans have been accounted for in accordance with the fair value recognition provisions of IFRS 2 “Share-based Payment”.
The charge that has been recognised in the income statement for Rio Tinto’s share-based incentive plans, and the related liability (for cash-settled plans), is set out in the table below.

	Charge recognised for the year			Liability at the end of the year
	2019 US$m	2018 US$m	2017 US$m	2019 US$m	2018 US$m
Equity-settled plans	118	118	88	—	—
Cash-settled plans	5	4	3	19	16
Total	123	122	91	19	16

The main Rio Tinto plc and Rio Tinto Limited plans are as follows:
UK Share Plan (formerly the Share Ownership Plan)
The fair values of Matching and Free Shares made by Rio Tinto plc are taken to be the market value of the shares on the date of purchase. These awards are settled in equity.
Equity Incentive Plan
In 2018, shareholders approved the introduction of the Rio Tinto 2018 Equity Incentive Plan (the “EIP”). From 2018, all long-term incentive awards have been granted under this umbrella plan which allows for awards in the form of Performance Share Awards (PSA), Management Share Awards (MSA) and Bonus Deferral Awards (BDA) to be granted.
Performance Share Awards (Performance Share Plans prior to 2018)
Participants are generally assigned shares in settlement of their PSA on vesting and therefore the awards are accounted for in accordance with the requirements applying to equity-settled share-based payment transactions, including the dividends accumulated from date of award to vesting.
For the parts of awards with Total Shareholder Return (TSR) performance conditions, the fair value of the awards is calculated using a Monte Carlo simulation model taking into account the TSR performance conditions. One third of the awards granted up to 2017 (inclusive) are subject to an earnings margin performance target relative to ten global mining comparators. As this is a non-market related performance condition, under IFRS 2, the fair value recognised is reviewed at each accounting date based on the directors’ expectations for the proportion vesting. Forfeitures prior to vesting are assumed at 5% per annum of outstanding awards (2018: 5% per annum).
For grants made from 2018, the earnings margin performance target applying to the PSA was removed and instead all of the awards are subject to the TSR performance conditions described above and in the Remuneration report.
Management Share Awards (Management Share Plans prior to 2018)
The vesting of these awards is dependent on service conditions being met. In general, the awards will be settled in equity, including the dividends accumulated from date of award to vesting. The awards are accounted for in accordance with the requirements applying to equity-settled share-based payment transactions.
The fair value of each award on the day of grant is equal to the share price on the day of grant less a small adjustment for the timing of dividends. For awards granted since 2017 this adjustment is negligible and therefore the fair value of each award is equal to the share price on the day of grant. Forfeitures prior to vesting are assumed at 7% per annum of outstanding awards (2018: 7% per annum).
43 Share-based payments continued
Bonus Deferral Awards (Bonus Deferral Plans prior to 2018)
Bonus Deferral Awards (BDA) provide for with the mandatory deferral of 50% of the bonuses for executive directors and Executive Committee members and 25% of the bonuses for other executives.
The vesting of these awards is dependent only on service conditions being met. In general, the awards will be settled in equity including the dividends accumulated from date of award to vesting. The awards are accounted for in accordance with the requirements applying to equity-settled share-based payment transactions. The fair value of each award on the day of grant is equal to the share price on the day of grant less a small adjustment for the timing of dividends. For awards granted since 2017 this adjustment is negligible and therefore the fair value of each award is equal to the share price on the day of grant. Forfeitures prior to vesting are assumed at 3% per annum of outstanding awards (2018: 3% per annum).
Share Option Plans
Awards are no longer granted under the Share Option Plans and all charges have been incurred as the remaining awards all vested before 2018. No awards remained outstanding under these plans at 31 December 2019 as the remaining vested options were exercised during 2019.
Global Employee Share Plans
The Global Employee Share Plans were introduced in 2012. The companies provide a matching share award for each investment share purchased by a participant. The vesting of these matching awards is dependent on service conditions being met and the continued holding of investment shares by the participant until vesting. These awards are settled in equity including the dividends accumulated from date of award to vesting. The fair value of each matching share on the day of grant is equal to the share price on the date of purchase less a deduction of 15% for cancellations (caused by employees electing to withdraw their investment shares before vesting of their matching shares). Forfeitures prior to vesting are assumed at 5% per annum of outstanding awards (2018: 5% per annum).
Summary of options outstanding
As at 31 December 2019 there were no options outstanding under the Rio Tinto Plc or the Rio Tinto Limited Share Option Plan. As at 31 December 2018 there were 40,114 options outstanding with an aggregate intrinsic value of US$1 million.
The Management Share Plans, Performance Share Plans, Bonus Deferral Plans, Equity Incentive Plans, Global Employee Share Plans and UK Share Plan together represent 100% (2018: 100%) of the total IFRS 2 charge for Rio Tinto plc and Rio Tinto Limited plans in 2019.
Performance Share Awards (granted under either the Performance Share Plans or the Equity Incentive Plans)

	Rio Tinto plc awards				Rio Tinto Limited awards
	2019 number	Weighted average fair value at grant date 2019 £	2018 number	Weighted average fair value at grant date 2018 £	2019 number	Weighted average fair value at grant date 2019 A$	2018 number	Weighted average fair value at grant date 2018 A$
Non-vested shares at 1 January	3,845,082	21.86	3,555,274	20.47	1,797,279	43.34	1,609,154	40.13
Awarded	755,735	24.68	801,047	26.87	297,189	54.55	387,298	53.85
Forfeited	(122,961)	23.95	(188,761)	21.45	(126,775)	44.02	(36,530)	43.83
Failed performance conditions	(384,130)	23.79	(107,625)	14.54	(188,956)	46.42	(54,322)	27.67
Vested	(290,332)	21.36	(214,853)	21.57	(142,220)	41.72	(108,321)	40.85
Non-vested shares at 31 December	3,803,394	22.20	3,845,082	21.86	1,636,517	45.11	1,797,279	43.34

	Rio Tinto plc awards				Rio Tinto Limited awards
	2019 number	Weighted average fair value at grant date 2019 £	2018 number	Weighted average fair value at grant date 2018 £	2019 number	Weighted average fair value at grant date 2019 A$	2018 number	Weighted average fair value at grant date 2018 A$
Vested awards settled in shares during the year (including dividend shares applied on vesting)	339,821	45.52	248,965	42.57	151,607	100.30	105,374	82.97
Vested awards settled in cash during the year (including dividend shares applied on vesting)	1,279	43.65	991	42.40	1,347	92.97	9,959	82.08

In addition to the equity-settled awards shown above, there were 49,019 Rio Tinto plc and 276,722 Rio Tinto Limited cash-settled awards outstanding at 31 December 2019 (2018: 40,365 Rio Tinto plc and 276,722 Rio Tinto Limited cash-settled awards outstanding). The total liability for these awards at 31 December 2019 was US$13 million (2018: US$11 million).

Management Share Awards, Bonus Deferral Awards (granted under the Management Share Plans, Bonus Deferral Plans or Equity Incentive Plans), Global Employee Share Plans and UK Share Plan (combined)

	Rio Tinto plc awards(a)				Rio Tinto Limited awards
	2019 number	Weighted average fair value at grant date 2019 £	2018 number	Weighted average fair value at grant date 2018 £	2019 number	Weighted average fair value at grant date 2019 A$	2018 number	Weighted average fair value at grant date 2018 A$
Non-vested awards at 1 January	3,042,020	31.43	3,473,092	27.23	2,613,930	61.71	2,933,237	54.15
Awarded	1,043,817	40.41	1,135,103	39.49	846,008	86.56	943,315	78.36
Forfeited	(224,402)	39.46	(250,853)	30.26	(174,025)	72.18	(185,062)	64.60
Cancelled	(24,043)	32.87	(33,563)	26.52	(35,481)	60.91	(36,613)	52.84
Vested	(1,224,379)	25.40	(1,281,759)	27.54	(976,763)	49.39	(1,040,947)	55.30
Non-vested shares at 31 December	2,613,013	37.14	3,042,020	31.43	2,273,669	75.46	2,613,930	61.71
Comprising:
– Management Share Awards	1,398,039	38.68	1,666,082	32.52	1,363,601	78.67	1,520,292	64.06
– Bonus Deferral Awards	192,878	41.95	203,900	37.86	87,930	87.81	127,423	71.93
– Global Employee Share Plan	982,932	33.98	1,102,322	28.68	822,138	68.82	966,215	56.66
– UK Share Plan	39,164	37.86	69,716	29.90	—	—	—	—

	2019 number	Weighted average fair value at grant date 2019 £	2018 number	Weighted average fair value at grant date 2018 £	2019 number	Weighted average fair value at grant date 2019 A$	2018 number	Weighted average fair value at grant date 2018 A$
Vested awards settled in shares during the year (including dividend shares applied on vesting):
– Management Share Awards	681,242	43.68	669,678	40.03	582,948	93.05	570,173	80.87
– Bonus Deferral Awards	163,076	42.53	221,198	37.69	85,142	97.30	108,001	75.36
– Global Employee Share Plan	543,426	43.04	451,710	39.06	421,614	91.50	473,420	78.78
– UK Share Plan	34,196	42.21	16,968	38.21	—	—	—	—

(a)	Awards of Rio Tinto American Depository Receipts (ADRs) under the Global Employee Share Plan are included within the totals for Rio Tinto plc awards for the purpose of these tables.

In addition to the equity-settled awards shown above, there were 52,881 Rio Tinto plc and 81,050 Rio Tinto Limited cash-settled awards outstanding at 31 December 2019 (2018: 46,543 Rio Tinto plc and 83,092 Rio Tinto Limited cash-settled awards outstanding). The total liability for these awards at 31 December 2019 was US$6 million (2018: US$5 million).